Jul. 01, 2018

J.P. MORGAN TAX AWARE FUNDS

JPMorgan Tax Aware High Income Fund

(Class A Shares)

(a series of JPMorgan Trust I)

(the “Fund”)

Supplement dated August 30, 2018

to the Summary Prospectus, Prospectus and Statement of Additional Information

dated July 1, 2018, as supplemented

Changes to Sales Charges, Breakpoints and Finders’ Fees for Class A Shares purchased on or after September 30, 2018. Effective September 30, 2018 (the “Effective Date”), the Board of Trustees of the Fund has approved changes to the sales charges, breakpoint schedules and finders’ fees for Class A Shares of the Fund. If you purchase $250,000 or more of Class A Shares of the Fund on or after the Effective Date, you will no longer be assessed a sales charge. In connection with these changes, the following changes will be made to the Summary Prospectus, the Prospectus, and Statement of Additional Information on the Effective Date.

Fees and Expense Table Changes. On the Effective Date, the table entitled “Shareholder Fees” for the Fund will be deleted and replaced with the following:

SHAREHOLDER FEES (Fees paid directly from your investment)
	Class A	Class C	Class I
Maximum Sales Charge (Load) Imposed on Purchases, as a % of the Offering Price	3.75%	NONE	NONE
Maximum Deferred Sales Charge (Load), as a % of Original Cost of the Shares for purchases on or after September 30, 2018	NONE	1.00%	NONE
	(under $250,000)
Maximum Deferred Sales Charge (Load), as a % of Original Cost of the Shares for purchases prior to September 30, 2018	NONE	1.00%	NONE
	(under $1 million)

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

WITH THE SUMMARY PROSPECTUS, PROSPECTUS AND

STATEMENT OF ADDITIONAL INFORMATION FOR FUTURE REFERENCE